Note 36 Other operating expense (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of other operating expense [Line Items]
Change in inventories		€ 62	€ 70
Contribution To Guaranteed Banks Deposits Funds		318	314
Hiperinflation Adjustments other operating expense	[1]	319	1,214
Other operating expense	[2]	529	817
Miscellaneous other operating expense		€ 1,228	€ 2,415

[1]
(1) In the six months ended June 30, 2025, it includes €211 million due to Argentina and €76 million due to Turkey. In June 2024, it included €1,020 million due to Argentina and €190 million due to Turkey.

[2]
(2) In the six months ended June 30, 2024, it included €285 million corresponding to the estimated total annual amount of the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022.